Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss from operations			$ (1,664,000)	$ (2,616,000)	$ (4,690,000)	$ (3,261,000)
Operating Expenses [Abstract]
Research and development			689,000	1,240,000	1,709,000	1,621,000
General and administrative			975,000	1,376,000	2,981,000	1,640,000
Total operating expenses			1,664,000	2,616,000	4,690,000	3,261,000
Net (loss)/ income			$ (1,664,000)	$ (2,616,000)	$ (4,690,000)	$ (3,261,000)
Weighted average number of shares during the period — basic			160,000,000	160,000,000	160,000,000	160,000,000
Weighted average number of shares during the period —diluted			160,000,000	160,000,000	160,000,000	160,000,000
Basic net income (loss) ordinary shares (in Dollars per share)			$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted net income (loss) ordinary shares (in Dollars per share)			$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Denali Capital Acquisition Corp [Member]
Formation and operating costs	$ 374,857	$ 168,186	$ 621,457	$ 536,438	$ 1,649,106	$ 3,173,826
Loss from operations	374,857	168,186	621,457	536,438	1,649,106	3,173,826
Other expense/(income)
Interest expense	28,345	23,059	55,319	44,362	96,242	36,909
Income on Trust account	(18,080)	(640,157)	(97,051)	(1,294,042)	(1,578,042)	(3,843,271)
Operating Expenses [Abstract]
Net (loss)/ income	$ (385,122)	$ 448,912	$ (579,725)	$ 713,242	$ (167,306)	$ 632,536
Basic net income (loss) ordinary shares (in Dollars per share)					$ (0.4)	$ (0.5)
Denali Capital Acquisition Corp [Member] | Redeemable Ordinary Shares
Operating Expenses [Abstract]
Weighted average number of shares during the period — basic	121,552	4,537,829	433,193	4,537,829	2,722,627	7,416,033
Weighted average number of shares during the period —diluted	121,552	4,537,829	433,193	4,537,829	2,722,627	7,416,033
Basic net income (loss) ordinary shares (in Dollars per share)	$ 0.02	$ 0.13	$ 0.09	$ 0.23	$ 0.32	$ 0.26
Diluted net income (loss) ordinary shares (in Dollars per share)	$ 0.02	$ 0.13	$ 0.09	$ 0.23	$ 0.32	$ 0.26
Denali Capital Acquisition Corp [Member] | Non-redeemable Ordinary Shares
Operating Expenses [Abstract]
Weighted average number of shares during the period — basic	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500
Weighted average number of shares during the period —diluted	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500
Basic net income (loss) ordinary shares (in Dollars per share)			$ (0.24)	$ (0.12)
Diluted net income (loss) ordinary shares (in Dollars per share)	$ (0.15)	$ (0.05)	$ (0.24)	$ (0.12)	$ (0.4)	$ (0.5)